Income Taxes - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses not recognized	₨ 13,613	₨ 10,816
Tax loss carry-forwards	56,119	44,274
Tax loss carry-forwards not currently subject to expiration dates	51,505	40,292
Tax loss carry-forwards expires in various years	₨ 4,614	3,982
Tax loss carry-forwards expiration period	2046
Cumulative earnings of subsidiaries on which deferred taxes has not been created	₨ 69,693	86,937
Decrease of current tax expense due to tax holidays	₨ 13,092	₨ 11,798	₨ 14,308
Tax incentives per share	₨ 1.25	₨ 1.13	₨ 1.35
Branch profit tax percentage	15.00%
Expiry of tax holiday period	2034-35
Unused tax losses [member]
Disclosure of income tax expense [line items]
Recognized deferred tax assets of loss carry forward	₨ 784	₨ 898